INVESTMENTS - Debt Securities in HTM in Unrecognized Loss Position (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	$ 2,128	$ 2,541
Gross unrecognized losses less than 12 months	37	35
Fair value 12 months or longer	15,359	1,622
Gross unrecognized losses 12 months or longer	357	326
Fair value, total	17,487	4,163
Gross unrecognized losses, total	394	361
Unrealized loss, other than temporary impairment, not credit loss, recorded in AOCI	(453)	(780)
Mortgage-backed securities
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	935	4
Gross unrecognized losses less than 12 months	1	0
Fair value 12 months or longer	10,301	1,134
Gross unrecognized losses 12 months or longer	262	294
Fair value, total	11,236	1,138
Gross unrecognized losses, total	263	294
State and municipal securities
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	881	2,528
Gross unrecognized losses less than 12 months	20	34
Fair value 12 months or longer	1,826	314
Gross unrecognized losses 12 months or longer	67	23
Fair value, total	2,707	2,842
Gross unrecognized losses, total	87	57
Foreign government
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	180	0
Gross unrecognized losses less than 12 months	3	0
Fair value 12 months or longer	0	0
Gross unrecognized losses 12 months or longer	0	0
Fair value, total	180	0
Gross unrecognized losses, total	3	0
Asset-backed securities
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	132	9
Gross unrecognized losses less than 12 months	13	1
Fair value 12 months or longer	3,232	174
Gross unrecognized losses 12 months or longer	28	9
Fair value, total	3,364	183
Gross unrecognized losses, total	$ 41	$ 10